SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

June 30, 2024 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 72.98%
Angola — 2.18%
$465,000	Angolan Government International Bond, EMTN, 8.00%, 11/26/29(a)	$417,790
460,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	432,832
1,060,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	938,715
		1,789,337
Argentina — 2.25%
2,368,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	923,112
2,202,095	Argentine Republic Government International Bond, 3.63%, 7/9/35	921,940
		1,845,052
Bahrain — 0.40%
400,000	Bahrain Government International Bond, 6.00%, 9/19/44(a)	328,756

Brazil — 1.68%
765,000	Brazilian Government International Bond, 6.13%, 3/15/34	736,815
660,000	Brazilian Government International Bond, 7.13%, 5/13/54	639,473
		1,376,288
Chile — 2.04%
490,000	Chile Government International Bond, 4.00%, 1/31/52	379,203
425,000	Chile Government International Bond, 4.85%, 1/22/29	419,242
925,000	Chile Government International Bond, 5.33%, 1/5/54	874,419
		1,672,864
Colombia — 4.36%
735,000	Colombia Government International Bond, 3.25%, 4/22/32	563,864
1,020,000	Colombia Government International Bond, 3.88%, 2/15/61	566,334
465,000	Colombia Government International Bond, 4.13%, 5/15/51	279,566
445,000	Colombia Government International Bond, 7.50%, 2/2/34	445,334
920,000	Colombia Government International Bond, 8.00%, 11/14/35	946,323
740,000	Colombia Government International Bond, 8.75%, 11/14/53	779,300
		3,580,721
Costa Rica — 0.82%
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(b)	205,237
450,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	468,169
		673,406
Dominican Republic — 4.44%
941,000	Dominican Republic International Bond, 5.50%, 1/27/25(a)	942,114
817,000	Dominican Republic International Bond, 5.95%, 1/25/27(a)	812,985
330,000	Dominican Republic International Bond, 6.60%, 6/1/36(b)	328,680
250,000	Dominican Republic International Bond, 6.88%, 1/29/26(a)	253,422
435,000	Dominican Republic International Bond, 7.05%, 2/3/31(a)	447,459

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
8,350,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(b)	$148,487
40,000,000(c)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	711,314
		3,644,461
Ecuador — 1.02%
$405,000	Ecuador Government International Bond, 2.50%, 7/31/40(a)	183,046
1,313,779	Ecuador Government International Bond, 3.50%, 7/31/35(a)	650,157
		833,203
Egypt — 1.70%
420,000	Egypt Government International Bond, 6.59%, 2/21/28(a)	380,706
734,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	492,140
750,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	525,664
		1,398,510
El Salvador — 1.49%
296,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	263,652
390,000	El Salvador Government International Bond, 7.63%, 2/1/41(a)	264,065
533,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	384,963
350,000	El Salvador Government International Bond, 9.25%, 4/17/30(b)	310,012
		1,222,692
Ghana — 1.40%
1,129,000	Ghana Government International Bond, 7.75%, 4/7/29(a)	574,116
730,000	Ghana Government International Bond, 8.95%, 3/26/51(a)	374,341
295,000	Ghana Government International Bond, 10.75%, 10/14/30(a)	199,366
		1,147,823
Guatemala — 0.97%
390,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	317,405
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	475,475
		792,880
Hungary — 0.66%
860,000	Hungary Government International Bond, 3.13%, 9/21/51(a)	543,547

Indonesia — 1.20%
955,000	Indonesia Government International Bond, 3.35%, 3/12/71	617,232
6,000,000,000(d)	Indonesia Treasury Bond, Series FR98, 7.13%, 6/15/38	365,921
		983,153
Iraq — 0.48%
420,000	Iraq International Bond, 5.80%, 1/15/28(a)	392,474

Ivory Coast — 0.74%
200,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(a)	193,759

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$220,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(b)	$213,134
210,000	Ivory Coast Government International Bond, 8.25%, 1/30/37(b)	203,140
		610,033
Jordan — 0.46%
440,000	Jordan Government International Bond, 7.38%, 10/10/47(a)	374,884

Kenya — 0.37%
320,000	Republic of Kenya Government International Bond, 9.75%, 2/16/31(b)	306,830

Lebanon — 0.37%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(e)	2,425
166,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(e)	11,715
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(e)	5,927
261,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(e)	17,884
1,680,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(e)	130,057
1,951,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(e)	134,194
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(e)	337
		302,539
Macedonia — 0.45%
330,000(f)	North Macedonia Government International Bond, 6.96%, 3/13/27(a)	366,152

Mexico — 0.52%
450,000	Mexico Government International Bond, 6.34%, 5/4/53	425,607

Montenegro — 0.45%
370,000	Montenegro Government International Bond, 7.25%, 3/12/31(b)	371,218

Nigeria — 1.65%
650,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	570,717
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	163,455
440,000	Nigeria Government International Bond, EMTN, 7.63%, 11/28/47(a)	319,660
344,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	297,647
		1,351,479

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
Oman — 2.48%
$2,000,000	Oman Government International Bond, 6.75%, 1/17/48(a)	$2,036,884

Pakistan — 1.56%
630,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	565,641
410,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	324,071
405,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	386,191
		1,275,903
Panama — 3.27%
1,075,000	Panama Government International Bond, 3.87%, 7/23/60	613,979
1,420,000	Panama Government International Bond, 4.50%, 4/1/56	922,675
500,000	Panama Government International Bond, 6.85%, 3/28/54	459,340
650,000	Panama Government International Bond, 8.00%, 3/1/38	686,278
		2,682,272
Paraguay — 1.99%
645,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	558,109
225,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	222,640
230,000	Paraguay Government International Bond, 5.85%, 8/21/33(b)	227,587
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(a)	231,357
2,879,000,000(g)	Paraguay Government International Bond, 7.90%, 2/9/31(b)	394,906
		1,634,599
Philippines — 2.15%
835,000	Philippine Government International Bond, 2.95%, 5/5/45	579,502
410,000	Philippine Government International Bond, 5.60%, 5/14/49	412,315
520,000	Philippine Government International Bond, 5.61%, 4/13/33	535,566
240,000	ROP Sukuk Trust, 5.05%, 6/6/29(a)	238,511
		1,765,894
Poland — 2.24%
400,000	Bank Gospodarstwa Krajowego, EMTN, 5.38%, 5/22/33(a)	395,173
390,000	Republic of Poland Government International Bond, 5.50%, 4/4/53	382,083
720,000	Republic of Poland Government International Bond, 5.50%, 3/18/54	699,132
350,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	362,316
		1,838,704
Qatar — 1.14%
484,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	424,132
340,000	Qatar Government International Bond, 4.82%, 3/14/49(a)	316,040
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	193,499
		933,671

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
Romania — 4.02%
190,000(f)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	$152,163
545,000(f)	Romanian Government International Bond, 2.63%, 12/2/40(a)	378,153
1,415,000(f)	Romanian Government International Bond, EMTN, 2.75%, 4/14/41(a)	977,633
497,000(f)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	352,516
720,000(f)	Romanian Government International Bond, 5.25%, 5/30/32(b)	750,668
$350,000	Romanian Government International Bond, 5.88%, 1/30/29(b)	347,852
340,000	Romanian Government International Bond, 6.38%, 1/30/34(b)	341,650
		3,300,635
Saudi Arabia — 1.30%
1,100,000	Saudi Government International Bond, 5.75%, 1/16/54(b)	1,068,992

Serbia — 2.53%
555,000(f)	Serbia International Bond, EMTN, 2.05%, 9/23/36(a)	420,010
650,000	Serbia International Bond, 6.00%, 6/12/34(b)	639,154
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	405,398
600,000	Serbia International Bond, 6.50%, 9/26/33(a)	609,474
		2,074,036
South Africa — 2.37%
16,037,082(h)	Republic of South Africa Government Bond, Series 2037, 8.50%, 1/31/37	693,166
715,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	502,432
1,000,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	752,360
		1,947,958
Sri Lanka — 2.26%
280,000	Sri Lanka Government International Bond, 5.75%, 4/18/25	160,650
250,000	Sri Lanka Government International Bond, 6.20%, 5/11/27(a)	147,388
275,000	Sri Lanka Government International Bond, 6.35%, 6/28/24(a)	158,733
390,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	230,131
200,000	Sri Lanka Government International Bond, 6.85%, 3/14/24(a)	115,452
950,000	Sri Lanka Government International Bond, 7.55%, 3/28/30(a)	544,587
840,000	Sri Lanka Government International Bond, 7.85%, 3/14/29(a)	495,759
		1,852,700
Tunisia — 0.70%
600,000	Tunisian Republic, 5.75%, 1/30/25(a)	570,359

Turkey — 4.50%
450,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(b)	476,466
280,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(b)	300,818

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$2,085,000	Turkey Government International Bond, 4.88%, 4/16/43	$1,476,790
1,329,000	Turkey Government International Bond, 5.75%, 5/11/47	1,020,960
400,000	Turkiye Ihracat Kredi Bankasi AS, 9.00%, 1/28/27(b)	416,452
		3,691,486
Ukraine — 1.68%
1,967,000	Ukraine Government International Bond, 7.38%, 9/25/34(a)	571,014
520,000	Ukraine Government International Bond, 7.75%, 9/1/24(a)	167,113
180,000	Ukraine Government International Bond, 7.75%, 9/1/25(a)	57,484
6,000	Ukraine Government International Bond, 7.75%, 9/1/28(a)	1,852
1,187,000	Ukraine Government International Bond, (N/A + 0.000%), 7.75%, 8/1/41(a),(i)	583,127
		1,380,590
United Arab Emirates — 1.98%
597,000	Abu Dhabi Government International Bond, EMTN, 2.70%, 9/2/70(a)	340,971
720,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	502,642
1,200,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	783,367
		1,626,980
Uruguay — 1.44%
882,599	Uruguay Government International Bond, 4.98%, 4/20/55	808,968
14,605,400(j)	Uruguay Government International Bond, 9.75%, 7/20/33	369,261
		1,178,229
Uzbekistan — 1.98%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	349,494
325,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32(b)	315,891
560,000	Republic of Uzbekistan International Bond, 7.85%, 10/12/28(b)	577,311
450,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	379,237
		1,621,933
Venezuela — 0.79%
1,520,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(e)	218,133
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(e)	11,600
1,720,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(e)	328,139
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(e)	22,855
375,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(e)	68,281
		649,008

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
Zambia — 0.50%
$315,000	Zambia Government International Bond, 0.50%, 12/31/53(b)	$153,292
296,058	Zambia Government International Bond, 5.75%, 6/30/33(b)	259,122
		412,414
Total Foreign Government Bonds		59,877,156
(Cost $58,747,789)
Corporate Bonds — 21.06%
Brazil — 0.60%
520,278	MV24 Capital BV, 6.75%, 6/1/34(a)	495,282

Chile — 1.77%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	190,031
600,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(b)	599,247
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	197,899
700,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	464,525
		1,451,702
Colombia — 1.57%
95,000	Ecopetrol SA, 5.88%, 5/28/45	68,031
600,000	Ecopetrol SA, 5.88%, 11/2/51	416,817
380,000	Ecopetrol SA, 8.63%, 1/19/29	399,988
395,000	Ecopetrol SA, 8.88%, 1/13/33	407,704
		1,292,540
Kazakhstan — 0.26%
102,500,000(k)	Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(b)	212,365

Mexico — 5.75%
12,580,000(l)	America Movil SAB de CV, 9.50%, 1/27/31	638,379
530,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	495,997
570,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	474,991
2,712,000	Petroleos Mexicanos, 5.63%, 1/23/46	1,633,442
2,309,000	Petroleos Mexicanos, 6.35%, 2/12/48	1,472,088
		4,714,897
Oman — 2.55%
515,000	EDO Sukuk Ltd., 5.66%, 7/3/31(b)	515,077
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	507,040
440,000	Lamar Funding Ltd., 3.96%, 5/7/25(a)	430,358
655,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	638,146
		2,090,621
Paraguay — 0.84%
433,333	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(m)	296,914
400,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	391,821
		688,735

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
Peru — 0.90%
$815,000	InRetail Consumer, 3.25%, 3/22/28(a)	$738,371

Qatar — 0.72%
400,000	Qatar Energy, 3.13%, 7/12/41(a)	296,539
420,000	QatarEnergy, 3.30%, 7/12/51(a)	292,963
		589,502
Saudi Arabia — 1.66%
560,000	Gaci First Investment Co., 5.38%, 1/29/54(a)	496,284
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	448,338
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	417,366
		1,361,988
South Africa — 0.24%
200,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25(a)	199,225

Turkey — 0.51%
410,000	TC Ziraat Bankasi AS, 8.00%, 1/16/29(b)	415,771

United Arab Emirates — 3.42%
400,000	DP World Crescent Ltd., 5.50%, 9/13/33(a)	400,774
730,000	DP World Salaam, 6.00%, (a),(n),(o)	725,768
411,683	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	353,360
925,854	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	745,312
200,000	MDGH GMTN RSC Ltd., EMTN, 4.38%, 11/22/33(a)	187,970
200,000	MDGH GMTN RSC Ltd., EMTN, 5.08%, 5/22/53(a)	189,274
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	205,126
		2,807,584
Venezuela — 0.27%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(e)	20,754
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(e)	199,626
		220,380
Total Corporate Bonds		17,278,963
(Cost $17,486,812)

Contracts
Call Options Purchased — 0.07%
139,000	EUR CALL VERSUS CZK PUT, Strike Price USD 25.50, Expires 07/29/24, Notional Amount EUR 3,544,500	149
1,710,000	USD CALL VERSUS MXN PUT, Strike Price USD 17.75, Expires 07/02/24, Notional Amount $30,352,500	55,787
Total Call Options Purchased		55,936
(Cost $23,476)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Contracts		Value
Put Option Purchased — 0.02%
3	S & P 500 Index, Strike Price USD 5,200.00, Expires 09/20/24, Notional Amount $1,560,000	$12,390
890,000	USD CALL VERSUS GBP PUT, Strike Price USD 1.215, Expires 10/03/24, Notional Amount GBP 1,081,350	3,134
Total Put Option Purchased		15,524
(Cost $25,529)

Principal Amount
Municipal Bond — 0.26%
Turkey — 0.26%
200,000	Istanbul Metropolitan Municipality(a)	214,521

Total Municipal Bond		214,521
(Cost $196,191)

Shares
Investment Company — 3.55%
2,912,764	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (p)	2,912,764
Total Investment Company		2,912,764
(Cost $2,912,764)
Total Investments		$80,354,864
(Cost $79,392,561) — 97.94%
Other assets in excess of liabilities — 2.06%		1,694,005
NET ASSETS — 100.00%		$82,048,869

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Principal amount denoted in Dominican peso.
(d)	Principal amount denoted in Indonesian rupiah.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Principal amount denoted in Euros.
(g)	Principal amount denoted in Paraguayan Guarani.
(h)	Principal amount denoted in South African Rand.
(i)	Floating rate note. Rate shown is as of report date.
(j)	Principal amount denoted in Uruguayan peso.
(k)	Principal amount denoted in Kazakhstani tenge.
(l)	Principal amount denoted in Mexican peso.
(m)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(n)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(o)	Perpetual security with no stated maturity date.
(p)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Foreign currency exchange contracts as of June 30, 2024:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	542,928,100	USD	130,000	Citibank N.A.	7/17/24	$338
EUR	845,000	USD	904,010	Citibank N.A.	7/17/24	1,779
TRY	8,713,490	USD	260,000	Citibank N.A.	7/17/24	1,161
TRY	20,943,426	USD	600,000	Citibank N.A.	7/17/24	27,718
TRY	20,943,426	USD	542,211	Barclays Bank Plc	11/12/24	12,804
USD	1,219,319	COP	4,723,153,235	Citibank N.A.	7/17/24	85,455
USD	16,132	EUR	15,000	Citibank N.A.	7/17/24	53
USD	3,737,676	EUR	3,428,783	Citibank N.A.	7/17/24	62,228
USD	773,935	EUR	710,000	Citibank N.A.	7/17/24	12,858
USD	201,581	IDR	3,215,990,522	Citibank N.A.	7/17/24	5,101
USD	201,560	IDR	3,215,990,522	Citibank N.A.	7/17/24	5,080
USD	753,996	MXN	12,669,505	Citibank N.A.	7/17/24	63,561
USD	81,655	PEN	303,521	Citibank N.A.	7/17/24	2,686
USD	318,345	PEN	1,183,637	Citibank N.A.	7/17/24	10,391
						$291,213

COP	673,976,367	USD	161,848	Citibank N.A.	7/17/24	$(50)
COP	1,094,195,008	USD	263,003	Citibank N.A.	7/17/24	(325)
COP	1,565,912,000	USD	400,000	Citibank N.A.	7/17/24	(24,079)
COP	168,038,894	USD	40,462	Citibank N.A.	7/17/24	(122)
EUR	50,000	USD	53,631	Citibank N.A.	7/17/24	(34)
PEN	1,482,185	USD	398,748	Citibank N.A.	7/17/24	(13,118)
USD	830,000	MYR	3,922,580	Barclays Bank Plc	7/17/24	(1,719)
USD	611,130	TRY	20,943,426	Citibank N.A.	7/17/24	(16,588)
USD	1,234,940	ZAR	23,100,826	Citibank N.A.	7/17/24	(32,915)
ZAR	3,297,000	USD	181,081	Citibank N.A.	7/17/24	(130)
ZAR	7,501,303	USD	415,995	Citibank N.A.	7/17/24	(4,297)
						$(93,377)

Total						$197,836

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Options written as of June 30, 2024:
Contracts	Call Options	Notional Amount		Value
(854,884)	USD CALL VERSUS MXN PUT, Strike Price USD 17.75, Expires 07/02/24, Notional Amount MXN(15,174,191)	USD	(15,174,191)	$(27,890)
(855,116)	USD CALL VERSUS MXN PUT, Strike Price USD 17.75, Expires 07/02/24, Notional Amount MXN(15,178,309)	USD	(15,178,309)	(27,897)
Total (Premiums received $(49,123))				$(55,787)
Financial futures contracts as of June 30, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	20	September 2024	$12,174	USD	$4,084,375	Morgan Stanley & Co. LLC
Total			$12,174

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	3	September 2024	$(4,265)	EUR	$422,875	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	14	September 2024	(15,543)	USD	1,589,438	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	8	September 2024	(11,195)	USD	1,002,750	Morgan Stanley & Co. LLC
Total			$(31,003)
Total return swaps as of June 30, 2024:
Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	Nigeria Government Bond	Citibank N.A.	2/21/34	NGN	503,657	$(16,078)
Total						$(16,078)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Interest rate swaps as of June 30, 2024:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
10.73%	BRL-HSBCLDN	Yearly	Morgan Stanley & Co. LLC	1/4/27	BRL	15,996	$0	$(72,400)	$(72,400)
Total							$0	$(72,400)	$(72,400)
Credit default swaps buy protection as of June 30, 2024:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Petroleos Mexicanos	Quarterly	Morgan Stanley & Co. International plc	12/20/26	USD	76	$7,418	$(2,745)	$4,673
1.00%	Petroleos Mexicanos	Quarterly	Barclays Bank plc	12/20/26	USD	124	12,057	(4,432)	7,625
1.00%	Egypt Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/25	USD	200	37,156	(29,019)	8,137
1.00%	Turkey Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/25	USD	1,110	7,180	(8,154)	(974)
1.00%	Petroleos Mexicanos	Quarterly	Morgan Stanley & Co. International plc	12/20/26	USD	170	15,333	(4,880)	10,453
1.00%	Turkey Government International Bond	Quarterly	Citibank N.A.	6/20/29	USD	2,020	177,619	(29,084)	148,535
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	6/20/29	USD	1,730	(35,931)	794	(35,138)
1.00%	Markit CDX EM Index Series 41	Quarterly	Morgan Stanley & Co. LLC	6/20/29	EUR	4,300	(94,449)	11,131	(83,318)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Markit CDX EM Index Series 41	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	5,520	$193,382	$(18,733)	$174,650
1.00%	Markit CDX EM Index Series 41	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	3,675	96,358	19,917	116,275
Total							$416,123	$(65,205)	$350,918
Credit default swaps sell protection as of June 30, 2024:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Egypt Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/29	0.064	USD	820	$(167,638)	$89	$(167,549)
Total								$(167,638)	$89	$(167,549)

Abbreviations used are defined below:
BRL - Brazilian Real
COP - Colombian Peso
EMTN - Euro Medium Term Note
EUR - Euro
GMTN - Global Medium Term Note
IDR - Indonesian Rupiah
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2024 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	72.98%
Energy	10.77%
Industrial	2.11%
Financial	2.08%
Utilities	1.37%
Consumer, Non-cyclical	1.37%
Communications	1.26%
Basic Materials	1.20%
Consumer, Cyclical	0.90%
Municipal Bond	0.26%
Other*	5.70%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, total return swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.